Capital structure and financial items - Financial income and expenses - Financial expenses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interest expenses on debts and borrowings	kr 1,640	kr 542	kr 378
Foreign exchange loss (net)	5,381	0	2,885
Financial loss from forward contracts (net)	0	0	1,766
Capital loss on investments	19	106	124
Capital loss on marketable securities	0	0	463
Result of associated companies	17	0	189
Other financial expenses	289	197	181
Total financial expenses	kr 7,346	kr 845	kr 5,986